Derivative financial instruments and Short positions (Details 8) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Hedge Instruments [Abstract]
Swap Contracts	R$ 22,206,615	[1]
Interest Rate (DI1 and DIA)	R$ 22,206,615

[1]	These are obligations over instruments whose hedged items are pre-fixed government securities with a market value e of R$1,618,529.